UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Rivanna Capital, LLC

Address:   600 Peter Jefferson Parkway, Suite 370
           Charlottesville, VA 22911


Form 13F File Number: 28-11576


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Craig F. Colberg
Title:  Member
Phone:  434-220-0430

Signature,  Place,  and  Date  of  Signing:

/s/ Craig F. Colberg               Charlottesville, VA                1/24/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $      277,762
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
AERCAP HOLDINGS                 COM            N00985106    8,666   613,748 SH       SOLE       N/A         0 SHARED    0
AMSURG CORP                     COM            03232P405   12,117   578,354 SH       SOLE       N/A         0 SHARED    0
AIRCASTLE LIMITED               COM            G0129K104   13,810 1,321,512 SH       SOLE       N/A         0 SHARED    0
AURIZON MINES, LTD              COM            05155P106    9,722 1,328,107 SH       SOLE       N/A         0 SHARED    0
BRIDGEPOINT EDUCATION, INC      COM            10807M105   20,817 1,095,654 SH       SOLE       N/A         0 SHARED    0
CASH AMERICA                    COM            14754D100    7,287   197,330 SH       SOLE       N/A         0 SHARED    0
CORRECTIONS CORP AMERICA        COM            22025Y407    9,863   393,572 SH       SOLE       N/A         0 SHARED    0
DEAN FOODS CO                   COM            242370104   18,454 2,087,570 SH       SOLE       N/A         0 SHARED    0
DHT MARITIME                    COM            Y2065G105   15,101 3,247,541 SH       SOLE       N/A         0 SHARED    0
ENDO PHARMACEUTICALS HLDGS      COM            29264F205    8,946   250,523 SH       SOLE       N/A         0 SHARED    0
FIRST INDUSTRIAL REALTY TRUST   COM            32054K103   15,342 1,751,314 SH       SOLE       N/A         0 SHARED    0
GASTAR                          COM            367299203    3,431   797,995 SH       SOLE       N/A         0 SHARED    0
GEO GROUP                       COM            36159R103    7,306   296,261 SH       SOLE       N/A         0 SHARED    0
GENOPTIX                        COM            37243V100   15,864   834,079 SH       SOLE       N/A         0 SHARED    0
IAMGOLD CORP.                   COM            450913108   11,243   631,616 SH       SOLE       N/A         0 SHARED    0
INTERDIGITAL                    COM            45867G101   13,189   316,743 SH       SOLE       N/A         0 SHARED    0
L-3 COMMUNICATIONS HOLDINGS INC COM            502424104   16,631   235,932 SH       SOLE       N/A         0 SHARED    0
NICE SYSTEMS, LTD               COM            653656108   11,137   319,123 SH       SOLE       N/A         0 SHARED    0
SERVICE CORP INT'L              COM            817565104   10,091 1,223,167 SH       SOLE       N/A         0 SHARED    0
SMITH & WESSON HOLDINGS CO      COM            831756101    5,573 1,490,231 SH       SOLE       N/A         0 SHARED    0
STERIS CORP                     COM            859152100    9,286   254,695 SH       SOLE       N/A         0 SHARED    0
STEWART ENTERPRISES             COM            860370105   10,184 1,522,287 SH       SOLE       N/A         0 SHARED    0
USEC INC                        COM            90333E108   10,801 1,794,179 SH       SOLE       N/A         0 SHARED    0
WARREN RESOURCES INC            COM            93564A100   12,901 2,854,266 SH       SOLE       N/A         0 SHARED    0


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